Equity (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Disclosure of classes of share capital [abstract]
Schedule of Issued and Paid-Up Capital
	31 December 2019 No.	31 December 2019 $	30 June 2019 No.	30 June 2019 $
Fully paid	4,063,134,143	127,807,987	2,938,134,143	125,498,824

	Consolidated
	2019	2018
	A$	A$
Issued and paid-up capital
Fully paid Ordinary Shares	125,498,824	122,372,662
Total contributed equity	125,498,824	122,372,662

Schedule of Movements in Shares On Issue

(a)	Share capital
(i)	Movements in ordinary shares

Details	Number of shares	$
Balance at 1 July 2019	2,938,134,143	125,498,824
Rights issue*	1,125,000,000	4,499,965
Less: transaction costs arising on share issue	-	(2,190,802)
Balance at 31 December 2019	4,063,134,143	127,807,987

*On 11 October 2019, the company invited its shareholders to subscribe to a fully underwritten rights issue of 1,125,000,000 ordinary shares at an issue price of $0.4 cents per share on the basis of 1 new share for every 2 fully paid ordinary shares held.

Year ended June 30, 2018	Shares	$
Balance at the beginning of the financial year	2,435,282,724	122,382,625
Less: transaction costs arising on share issue	—	(9,963
Balance at the end of the financial year	2,435,282,724	122,372,662

Year ended June 30, 2019	Shares	$
Balance at the beginning of the financial year	2,435,282,724	122,372,662
Shares issued during the year	502,851,419	3,557,509
Less: transaction costs arising on share issue		(431,347
Balance at the end of the financial year	2,938,134,143	125,498,824

Schedule of Other Reserves

(b)	Other reserves

Consolidated entity	Share- based payments $	Foreign currency translation $	Total $
Balance at 1 July 2018	4,885,232	765,930	5,651,162
Currency translation differences	-	23,668	23,668
Other comprehensive income for the period	-	23,668	23,668
Transactions with owners in their capacity as owners
Share-based payment expenses	341,201	-	341,201
Reversal of forfeited options	(6,099)		(6,099)
At 30 June 2019	5,220,334	789,598	6,009,932

Consolidated entity	Share- based payments $	Foreign currency translation $	Total $
Balance at 1 July 2019	5,220,334	789,598	6,009,932
Currency translation differences	-	(381,163)	(381,163)
Other comprehensive income for the period	-	(381,163)	(381,163)
Transactions with owners in their capacity as owners
Share-based payment expenses	33,771	-	33,771
Reversal of forfeited performance rights	(81,982)	-	(81,982)
Issue of options to underwriters	1,873,720	-	1,873,720
At 31 December 2019	7,045,843	470,648	7,516,491

Details	Number of Performance Rights	Number of options	Total $
Balance at 1 July 2019	76,250,000	38,000,000	5,220,334
Reversal of forfeited performance rights	(61,250,000)	-	(81,982)
Issue of Options to underwriters	-	500,000,000	1,873,720
Share based payment expense	-	-	33,771
Balance 31 December 2019	15,000,000	538,000,000	7,045,843

Schedule of Option Issued

The following are the valuation details towards the options issued to underwriters for the capital raise in October 2019.

2019
Grant Date	30 Oct 2019
Options issued	250,000,000
Dividend yield	-
Historic volatility and expected volatility	136%
Option exercise price	$0.008
Fair value of options at grant date	$0.003
Weighted average exercise price	$0.008
Risk-free interest rate	0.78%
Expected life of an option	3 years
Model used	Black-Scholes

2019
Grant Date	20 Dec 2019
Options issued	250,000,000
Dividend yield	-
Historic volatility and expected volatility	136%
Option exercise price	$0.008
Fair value of options at grant date	$0.004
Weighted average exercise price	$0.008
Risk-free interest rate	0.85%
Expected life of an option	3 years
Model used	Black-Scholes